Prospectus Supplement	March 31, 2006

PUTNAM VARIABLE TRUST	Prospectuses dated April 30, 2005

In the section entitled “Who manages the funds?” the table entry with respect to Putnam VT The George Putnam Fund of Boston (to the extent that this prospectus offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams

Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years

Jeanne Mockard	2000	Putnam Management	Senior Portfolio Manager
		1985 – Present

Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years

Geoffrey Kelley	2006	Putnam Management	Portfolio Manager
		1994 – Present	Previously, Quantitative Portfolio Specialist

Jeffrey Knight	2001	Putnam Management	Chief Investment Officer, Global Asset
		1993 – Present	Allocation Team
			Previously, Director, Global Asset Allocation
			Team

Raman Srivastava	2004	Putnam Management	Portfolio Manager
		1999 – Present	Previously, Portfolio Construction Specialist;
			Quantitative Analyst

HV-5764

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